Warants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants Details
Warrant remaining to purchase a total shares of common stock		80,000
Warrant remaining to purchase a total shares of common stock at an exercise price per share		$ 8.1
Warrants to purchase shares will expire on October 17, 2019		80,000
Warrant to purchase shares expired on January 10, 2016		10,938
Warrant to purchase shares will expire on June 4, 2016		1,563
Warrant to purchase shares of common stock	80,000	12,500	12,500
Warrant to purchase shares of common stock at an exercise price per share	$ 4.13	$ 16	$ 16.00
Warrant to purchase shares of common stock	1,621,500	10,186	10,186
Warrant to purchase shares of common stock at an exercise price per share	$ 4.00	$ 30	$ 30.00
Warrant to purchase shares of common stock		71,297	71,297
Warrant to purchase shares of common stock at an exercise price per share		$ 30	$ 30.00